Revenue and Other Income - Disclosure of Detailed Information About Revenue from Continuing Operations (Details) - NZD ($) $ in Thousands	7 Months Ended	12 Months Ended
	Jan. 31, 2017	Jan. 31, 2019	Jan. 31, 2018	Jun. 30, 2016
RevenueAndOtherIncomeLineItems [Line Items]
Gross revenue	$ 104,007	$ 120,278	$ 145,452	$ 163,481
Rebates	(7,723)	(8,359)	(14,064)	(12,481)
Revenue	96,284	111,920	131,388	151,000
Sale of goods	95,996	111,920	131,285	143,290
Services				7,702
Other income	288		103	8
New Zealand [Member]
RevenueAndOtherIncomeLineItems [Line Items]
Revenue	30,676	40,791	46,665	62,109
Australia [Member]
RevenueAndOtherIncomeLineItems [Line Items]
Revenue	32,913	32,065	38,208	53,193
United States [Member]
RevenueAndOtherIncomeLineItems [Line Items]
Revenue	23,146	34,112	32,323	19,167
Europe [Member]
RevenueAndOtherIncomeLineItems [Line Items]
Revenue	9,549	4,996	14,192	16,531
Retail [Member]
RevenueAndOtherIncomeLineItems [Line Items]
Sale of goods	34,460	50,443	53,150	58,837
Wholesale [Member]
RevenueAndOtherIncomeLineItems [Line Items]
Sale of goods	43,379	29,394	45,901	77,729
Online [Member]
RevenueAndOtherIncomeLineItems [Line Items]
Sale of goods	$ 18,157	$ 32,082	$ 32,234	$ 6,724